Commitments and Contingencies (Details) - USD ($)	Sep. 29, 2023	Dec. 09, 2021	Oct. 27, 2021	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Royalty amount accrued				$ 300,000	$ 200,000
Debt issuances exceeding transaction		$ 540,000
Joint Venture Agreement [Member]
Commitments and Contingencies [Line Items]
Percentage of shares issued			50.00%
Percentage of shares outstanding			50.00%
Additional paid-in capital	$ 12,000,000
Debt issuances exceeding transaction	10,000,000
A&R Joint Venture Agreement [Member]
Commitments and Contingencies [Line Items]
Agreed amount	6,000,000
CAMT [Member]
Commitments and Contingencies [Line Items]
Additional paid-in capital	6,000,000
CAMT [Member] | Joint Venture Agreement [Member]
Commitments and Contingencies [Line Items]
Debt issuances exceed amount	$ 5,000,000